Item 1. Report to ShareholderS

T. ROWE PRICE FLORIDA INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------
August 31, 2004

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. ROWE PRICE FLORIDA INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------
Certified Semiannual Report  (Unaudited)

PERFORMANCE COMPARISON
--------------------------------------------------------------------------------
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

                           [GRAPHIC OMITTED]


FLORIDA INTERMEDIATE TAX-FREE FUND
As of 8/31/04

Florida Intermediate Tax-Free Fund  $16,796

Lehman Brothers 7-Year General Obligation Municipal Bond Index $18,263

Lehman Brothers Municipal Bond 1-15 Year Blend (1-17 Maturity) Index $18,207

Lipper Florida Intermediate Municipal Debt Funds Average $16,007

                                         Lehman
                                       Brothers
                         Lehman       Municipal          Lipper
                       Brothers       Bond 1-15         Florida
                 7-Year General      Year Blend    Intermediate         Florida
                     Obligation           (1-17       Municipal    Intermediate
                      Municipal       Maturity)      Debt Funds        Tax-Free
                     Bond Index           Index         Average            Fund

8/94                $    10,000     $    10,000     $    10,000     $    10,000
8/95                     10,894          10,867          10,715          10,800
8/96                     11,340          11,358          11,082          11,207
8/97                     12,238          12,292          11,799          11,947
8/98                     13,189          13,246          12,585          12,801
8/99                     13,382          13,451          12,604          12,870
8/00                     14,207          14,298          13,208          13,548
8/01                     15,534          15,619          14,290          14,745
8/02                     16,578          16,632          15,014          15,600
8/03                     17,137          17,165          15,283          16,002
8/04                     18,263          18,207          16,007          16,796


AVERAGE ANNUAL COMPOUND TOTAL RETURN
--------------------------------------------------------------------------------
Periods Ended 8/31/04           1 Year             5 Years             10 Years
--------------------------------------------------------------------------------
Florida Intermediate Tax-Free
Fund                              4.96%               5.47%                5.32%

Lehman Brothers 7-Year GO
Municipal Bond Index              6.57                6.42                 6.21

Lehman Brothers Municipal
Bond 1-15 Year
Blend (1-17 Maturity) Index       6.07                6.24                 6.18

Lipper Florida Intermediate
Municipal Debt
Funds Average                     4.51                4.95                 4.80

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

BENCHMARK CHANGE
We have changed the fund's broad market benchmark from the Lehman Brothers 7-Year GO Municipal Bond Index to the Lehman Brothers Municipal Bond 1-15 Year Blend (1-17 Maturity) Index. We believe the new benchmark, which represents a broader segment of the municipal market than the 7-year index, is more representative of the set of securities we consider for investment.

T. ROWE PRICE FLORIDA INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)


FUND PROFILE
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PORTFOLIO CHARACTERISTICS
--------------------------------------------------------------------------------

Periods Ended                                      8/31/03              8/31/04
--------------------------------------------------------------------------------
Price Per Share                            $         10.96      $         11.08

30-Day Standardized Yield to Maturity                 2.78%                2.32%

Weighted Average Maturity (years)                      8.0                  6.8

Weighted Average Effective Duration (years)            4.7                  3.9

Note: Yields will vary and are not guaranteed.


PORTFOLIO DIVERSIFICATION
--------------------------------------------------------------------------------
                                                Percent of           Percent of
                                                Net Assets           Net Assets
Periods Ended                                      8/31/03              8/31/04
--------------------------------------------------------------------------------
Dedicated Tax Revenue                                 25.3%                23.7%

General Obligations - Local                           17.1                 15.7

General Obligations - State                           15.5                  9.1

Electric Revenue                                      10.4                  8.9

Water and Sewer Revenue                                9.6                  8.0

Ground Transportation Revenue                          3.1                  6.1

Hospital Revenue                                       5.6                  5.6

Prerefunded Bonds                                      2.0                  4.4

Solid Waste Revenue                                    2.9                  2.8

Lease Revenue                                          0.0                  2.1

Air and Sea Transportation Revenue                     4.0                  2.0

All Other Sectors                                      3.4                 10.6

Other Assets Less Liabilities                          1.1                  1.0
--------------------------------------------------------------------------------
Total                                                100.0%               100.0%

--------------------------------------------------------------------------------

QUALITY DIVERSIFICATION
--------------------------------------------------------------------------------
                                                Percent of           Percent of
                                                Net Assets           Net Assets
Periods Ended                                      8/31/03              8/31/04
--------------------------------------------------------------------------------
AAA                                                   84.7%                82.2%

AA                                                    14.5                 17.0

A                                                      0.8                  0.8

BBB                                                    0.0                  0.0

BB and Below                                           0.0                  0.0

Not Rated                                              0.0                  0.0
--------------------------------------------------------------------------------
Total                                                100.0%               100.0%

Source: Standard & Poor's; if Standard & Poor's does not rate a security, then Moody's Investors Service is used as a secondary source.

T. ROWE PRICE FLORIDA INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------
Certified Semiannual Report  (Unaudited)


FUND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs such as redemption fees or sales loads and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table ("Actual") provides information about actual account values and actual expenses. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table ("Hypothetical") is based on hypothetical account values and expenses derived from the fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund's actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual small-account maintenance fee of $10, generally for accounts with less than $2,000 ($500 for UGMA/UTMA). The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more, accounts employing automatic investing, and IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price (although a separate custodial or administrative fee may apply to such accounts). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

--------------------------------------------------------------------------------

T. ROWE PRICE FLORIDA INTERMEDIATE TAX-FREE FUND
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                               Beginning            Ending        Expenses Paid
                           Account Value     Account Value        During Period*
                                  3/1/04           8/31/04    3/1/04 to 8/31/04
--------------------------------------------------------------------------------
Actual                        $   1,000       $     997.40         $       2.76

Hypothetical
(assumes 5%
return before
expenses)                         1,000           1,022.44                 2.79


* Expenses are equal to the fund's annualized expense ratio for the six-month period (0.55%), multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.

T. ROWE PRICE FLORIDA INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)


FINANCIAL HIGHLIGHTS             For a share outstanding throughout each period
--------------------------------------------------------------------------------
               6 Months       Year
                  Ended      Ended
                8/31/04    2/29/04    2/28/03    2/28/02    2/28/01    2/29/00

NET ASSET
VALUE

Beginning
of period      $  11.32   $  11.23   $  10.93   $  10.76   $  10.24   $  10.86

Investment
activities
  Net
  investment
  income (loss)    0.21       0.43       0.45       0.45       0.47       0.46

  Net realized
  and unrealized
  gain (loss)     (0.24)      0.09       0.30       0.17       0.52      (0.60)

  Total from
  investment
  activities      (0.03)      0.52       0.75       0.62       0.99      (0.14)

Distributions
  Net investment
  income          (0.21)     (0.43)     (0.45)     (0.45)     (0.47)     (0.46)

  Net realized
  gain             --         --         --         --         --        (0.02)

  Total
  distributions   (0.21)     (0.43)     (0.45)     (0.45)     (0.47)     (0.48)

NET ASSET
VALUE
End of period  $  11.08   $  11.32   $  11.23   $  10.93   $  10.76   $  10.24
               ---------------------------------------------------------------

Ratios/
Supplemental
Data

Total return^     (0.26)%     4.71%      6.98%      5.92%      9.86%     (1.32)%

Ratio of total
expenses to
average net
assets             0.55%+     0.55%      0.54%      0.56%      0.59%      0.60%

Ratio of net
investment
income (loss) to
average net
assets             3.73%+     3.82%      4.03%      4.19%      4.46%      4.35%

Portfolio
turnover rate       6.3%+    17.30%      12.8%      15.3%      19.5%      30.9%

Net assets, end
of period
(in thousands) $108,544   $118,259   $112,202   $105,433   $ 92,003   $ 84,116


^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

+    Annualized

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE FLORIDA INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                         August 31, 2004

PORTFOLIO OF INVESTMENTS (1)                         $ Par                Value
--------------------------------------------------------------------------------
(Amounts in 000s)

FLORIDA  93.6%

Broward County, GO
    5.25%, 1/1/15                                    2,000                2,188

    5.25%, 1/1/18                                    2,000                2,166

Broward County
    5.00%, 12/1/06                                   1,800                1,910

    5.00%, 10/1/15 (AMBAC Insured)                   1,425                1,566

Broward County Airport, 5.25%, 10/1/10
(MBIA Insured) #                                     2,000                2,153

Collier County, Gas Tax, 5.25%, 6/1/14
(AMBAC Insured)                                        500                  560

Coral Gables Health Fac. Auth.
  Baptist Health, South Florida
    4.00%, 8/15/05                                     250                  255

    5.00%, 8/15/06                                     380                  402

Delray Beach, GO, Decade of Excel, 5.00%, 2/1/13
(FSA Insured)                                        1,000                1,113

Duval County School Dist., GO, COP, 5.75%, 7/1/16
(FSA Insured)                                        2,000                2,238

Florida
    5.25%, 7/1/06 (FGIC Insured)                     1,550                1,647

    5.375%, 7/1/14 (FGIC Insured)                    2,000                2,251

    5.50%, 7/1/12 (FGIC Insured)                     2,500                2,840

    5.50%, 7/1/13 (FGIC Insured)                     1,000                1,129

    5.50%, 7/1/16 (FGIC Insured)                     1,000                1,118

Florida Board of Ed., GO
    5.00%, 6/1/08                                    1,750                1,911

    5.00%, 6/1/12 (FGIC Insured)                     1,250                1,386

    5.125%, 6/1/13                                   2,500                2,750

    5.25%, 1/1/13                                    2,360                2,582

    5.25%, 1/1/14                                    1,170                1,280

Florida Dept. of Environmental Protection
5.25%, 7/1/14 (FGIC Insured)                         2,000                2,238

Florida Dept. of Natural Resources
    5.50%, 7/1/07 (Prerefunded 7/1/05+)
    (AMBAC Insured)                                  2,000                2,086

  Documentary Stamp Tax
    5.50%, 7/1/09 (FSA Insured)                      3,000                3,377

    5.75%, 7/1/07 (AMBAC Insured)                    1,000                1,102

    6.00%, 7/1/06 (MBIA Insured)                     1,850                1,990

    6.00%, 7/1/08 (AMBAC Insured)                    2,645                2,988

Florida DOT
  Florida Turnpike Revenue
    5.25%, 7/1/08 (FSA Insured)                      3,000                3,311

    5.25%, 7/1/11 (MBIA Insured)                     1,950                2,151

Florida HFA
  Multi-Family Housing
    5.80%, 2/1/08 (Prerefunded 8/1/06+)              1,000                1,094

    5.80%, 8/1/08 (Prerefunded 8/1/06+)              1,000                1,095

Hillsborough County School Dist., GO
7.00%, 8/15/05 (MBIA Insured)                        3,700                3,888

Hillsborough County School Dist.
5.375%, 10/1/14 (AMBAC Insured)                      1,500                1,687

Indian Trace Community Dev. Dist.
    5.50%, 5/1/06 (MBIA Insured)                     1,215                1,270

    5.50%, 5/1/07 (MBIA Insured)                       550                  575

Jacksonville
    5.25%, 10/1/19 (MBIA Insured) #                  1,000                1,085

    5.375%, 10/1/17 (FGIC Insured)                   1,000                1,109

Jacksonville Electric Auth.
    5.25%, 10/1/12                                   1,930                2,110

  Johns River Power Park, 5.00%, 10/1/09
  (AMBAC Insured)                                    2,100                2,322

Jacksonville HFA
  Baptist Health
    VRDN (Currently 1.36%)                             500                  500

    5.00%, 8/15/11 (MBIA Insured)                      750                  808

  Mayo Foundation, TECP, 1.10%, 9/2/04               1,000                1,000

Kissimmee Water & Sewer Systems, 5.50%,
10/1/11 (Escrowed to Maturity)
(FGIC Insured)                                       1,500                1,700

Lakeland Electric & Water, 6.55%, 10/1/07
(FSA Insured)                                        1,095                1,236

Lee County IDA, 5.80%, 11/1/11
(MBIA Insured) #                                     1,325                1,426

Manatee County Public Utilities, 6.75%,
10/1/05 (MBIA Insured)                               2,000                2,111

Martin County, Utility Systems, 5.50%,
10/1/16 (FGIC Insured)                               1,260                1,407

Miami-Dade County, GO, 5.25%, 11/1/16
(MBIA Insured)                                         660                  729

Miami-Dade County Aviation, 6.20%, 10/1/24
(MBIA Insured) #                                        50                   51

Orange County
    5.125%, 1/1/16 (FGIC Insured)                    2,580                2,826

    5.60%, 10/1/07 (FGIC Insured)
    (Prerefunded 10/1/05+)                             500                  532

Orange County School Board, VRDN
(Currently 1.35%) (AMBAC Insured)                    1,200                1,200

Orlando-Orange County Expressway Auth.,
6.50%, 7/1/10 (FGIC Insured)                         1,000                1,188

Osceola County, GO, 5.50%, 10/1/16
(FGIC Insured)                                       1,000                1,122

Osceola County HFA, Evangelical Lutheran
Good Samaritan Society, 5.50%, 5/1/05
(AMBAC Insured)                                        735                  754

Palm Beach County, 5.75%, 6/1/13
(FGIC Insured)                                       3,700                4,331

Pasco County, 5.75%, 4/1/05
(AMBAC Insured) #                                    1,130                1,156

Pinellas County, 5.00%, 10/1/10 (FSA Insured)        1,910                2,127

Polk County Transportation Improvement, 5.625%,
12/1/15 (FSA Insured)                                  500                  578

Reedy Creek Improvement Dist.
  GO, 5.00%, 6/1/17 (AMBAC Insured)                  1,775                1,912

    5.125%, 10/1/14 (MBIA Insured)                   1,500                1,659

St. Lucie County, PCR, Florida Power
& Light VRDN (Currently 1.36%)                         100                  100

Venice Health Care, Bon Secours Health
System 5.40%, 8/15/08 (MBIA Insured)                 1,290                1,393

West Orange Healthcare Dist., 5.50%,
2/1/10                                                 750                  830

Total Florida (Cost  $95,623)                                           101,599

PUERTO RICO  5.4%

Puerto Rico Electric Power Auth.,
5.25%, 7/1/14 (MBIA Insured)                         2,000                2,222

Puerto Rico Ind. Tourist, Ed.,
Medical & Environmental Fac.
Ascension Health, 6.375%, 11/15/15                     750                  850

Puerto Rico Municipal Fin. Agency, GO
5.875%, 8/1/14 (FSA Insured)                         1,500                1,716

Puerto Rico Public Fin. Corp., 5.25%, 8/1/29
(Tender 2/1/12) (MBIA Insured)                       1,000                1,112

Total Puerto Rico (Cost  $5,444)                                          5,900

Total Investments in Securities
99.0% of Net Assets (Cost  $101,067)                               $    107,499
                                                                   ------------

     (1)  Denominated in U.S. dollars unless otherwise noted

       #  Interest subject to alternative minimum tax

       +  Used in determining portfolio maturity

   AMBAC  AMBAC Assurance Corp.

     COP  Certificates of Participation

     DOT  Department of Transportation

    FGIC  Financial Guaranty Insurance Company

     FSA  Financial Security Assurance Inc.

      GO  General Obligation

     HFA  Health Facility Authority

     IDA  Industrial Development Authority/Agency

    MBIA  MBIA Insurance Corp.

     PCR  Pollution Control Revenue

    TECP  Tax-Exempt Commercial Paper

    VRDN  Variable-Rate Demand Note

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE FLORIDA INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                         August 31, 2004

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
(In thousands except shares and per share amounts)

Assets

Investments in securities, at value (cost $101,067)        $            107,499

Other assets                                                              1,271

Total assets                                                            108,770

Liabilities

Total liabilities                                                           226

NET ASSETS                                                 $            108,544
                                                           --------------------

Net Assets Consist of:

Undistributed net investment income (loss)                 $                  1

Undistributed net realized gain (loss)                                     (638)

Net unrealized gain (loss)                                                6,432

Paid-in-capital applicable to 9,796,256 no par
value shares of beneficial interest outstanding;
unlimited number of shares authorized                                   102,749

NET ASSETS                                                 $            108,544
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $              11.08
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE FLORIDA INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)


STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
($ 000s)

                                                                       6 Months
                                                                          Ended
                                                                        8/31/04

Investment Income (Loss)

Interest income                                            $              2,387

Expenses
  Investment management                                                     204

  Custody and accounting                                                     48

  Shareholder servicing                                                      29

  Prospectus and shareholder reports                                          8

  Legal and audit                                                             6

  Registration                                                                5

  Trustees                                                                    3

  Miscellaneous                                                               3

  Total expenses                                                            306

Net investment income (loss)                                              2,081

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                                (88)

  Futures                                                                   (34)

  Net realized gain (loss)                                                 (122)

Change in net unrealized gain (loss) on securities                       (2,521)

Net realized and unrealized gain (loss)                                  (2,643)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $               (562)
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE FLORIDA INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
($ 000s)
                                                  6 Months                 Year
                                                     Ended                Ended
                                                   8/31/04              2/29/04
Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)             $         2,081      $         4,305

  Net realized gain (loss)                            (122)                 (31)

  Change in net unrealized gain (loss)              (2,521)                 868

  Increase (decrease) in net assets from
  operations                                          (562)               5,142

Distributions to shareholders
  Net investment income                             (2,081)              (4,305)

Capital share transactions *
  Shares sold                                        7,339               37,390

  Distributions reinvested                           1,336                2,811

  Shares redeemed                                  (15,747)             (34,981)

  Increase (decrease) in net assets
  from capital share transactions                   (7,072)               5,220

Net Assets

Increase (decrease) during period                   (9,715)               6,057

Beginning of period                                118,259              112,202

End of period                              $       108,544      $       118,259
                                           ------------------------------------
(Including undistributed net
investment income of $1 at 8/31/04 and
$1 at 2/29/04)

*Share information
  Shares sold                                          664                3,336

  Distributions reinvested                             121                  251

  Shares redeemed                                   (1,433)              (3,133)

  Increase (decrease) in shares outstanding           (648)                 454


The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE FLORIDA INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                         August 31, 2004


NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The Florida Intermediate Tax-Free Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust and commenced operations on March 31, 1993. The fund seeks to provide a high level of income exempt from federal income taxes, consistent with moderate price fluctuation, by investing primarily in Florida municipal bonds.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Credits
The fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared on a daily basis and paid monthly. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
During the six months ended August 31, 2004, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $3,374,000 and $11,064,000, respectively, for the six months ended August 31, 2004.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of August 31, 2004.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of February 29, 2004, the fund had $17,000 of unused capital loss carryforwards, of which $17,000 expire in fiscal 2009.

At August 31, 2004, the cost of investments for federal income tax purposes was $101,065,000. Net unrealized gain aggregated $6,434,000 at period-end, of which $6,445,000 related to appreciated investments and $11,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.05% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At August 31, 2004, the effective annual group fee rate was 0.31%, and investment management fee payable totaled $33,000.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. For the six months ended August 31, 2004, expenses incurred pursuant to these service agreements were $32,000 for Price Associates and $21,000 for T. Rowe Price Services, Inc. At period-end, a total of $9,000 of these expenses was payable.

T. ROWE PRICE FLORIDA INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)


INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
--------------------------------------------------------------------------------
A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund's Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC's Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words "Company Info" at the top of our homepage for individual investors. Then, in the window that appears, click on the "Proxy Voting Policy" navigation button in the top left corner.

Each fund's most recent annual proxy voting record is available on our Web site and through the SEC's Web site. To access it through our Web site, follow the directions above, then click on the words "Proxy Voting Record" at the bottom of the Proxy Voting Policy page.


HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------
The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available electronically on the SEC's Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC's Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330. The Form N-Q is also available on our Web site (troweprice.com).

Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 11.  Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


T. Rowe Price State Tax-Free Income Trust


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 15, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 15, 2004



By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     October 15, 2004